SHARE CAPITAL (Details Textual 1)	3 Months Ended		12 Months Ended
	Mar. 31, 2019 CAD ($) shares option RSU	Mar. 31, 2018 CAD ($)	Dec. 31, 2018 CAD ($) option shares
Disclosure of classes of share capital [line items]
Number of share options granted | option	468,000		2,811,000
Weighted average fair value of the stock options granted	$ 3.53		$ 4.16
Exercise price of share options granted	2.20	$ 3.01
Share-based compensation expense	$ 2,022,614	1,954,047
Number of share options exercised in share-based payment arrangement | option	1,063,320		1,410,195
Weighted average exercise price of share options exercised in share-based payment arrangement	$ 3.54		$ 0.85
Gross Proceeds From Stock Options Exercised	$ 784,608
Number of other equity instruments exercised or vested in share-based payment arrangement | RSU	355,000
Incentive stock options
Disclosure of classes of share capital [line items]
Share-based compensation expense	$ 1,837,577	1,470,224
RSUs
Disclosure of classes of share capital [line items]
Share-based compensation expense	$ 185,037	$ 483,823
Number of other equity instruments exercised or vested in share-based payment arrangement | shares	355,000
Bottom of range
Disclosure of classes of share capital [line items]
Weighted average exercise price of share options exercised in share-based payment arrangement	$ 0.175
Top of range
Disclosure of classes of share capital [line items]
Weighted average exercise price of share options exercised in share-based payment arrangement	$ 1.51
Employees and consultants
Disclosure of classes of share capital [line items]
Number of share options granted | option	468,000
Weighted average trading share price of the options exercised	$ 3.44
Employees and consultants | Bottom of range
Disclosure of classes of share capital [line items]
Exercise price of share options granted	2.83
Employees and consultants | Top of range
Disclosure of classes of share capital [line items]
Exercise price of share options granted	$ 3.93
Verdelite Sciences Inc
Disclosure of classes of share capital [line items]
Percentage of share held in escrow	50.00%
Number of share held in escrow | shares	4,955,947		4,955,947